Cash Flow Reconciliations - Reconciliation of tangible fixed assets and vessels under construction arising from investing activities (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2019
Cash flows
Additions cash flows		$ 374,605	$ 256,888
Returns for capital expenditure cash flows			(5,629)
Cash flows		374,605	251,259
Non-cash items
Additions non-cash		1,239	(7,245)
Disposals (Note 5)		(3,029)
Depreciation expense		(79,745)	(75,869)
Impairment loss on vessels (Note 5)		(22,454)
Non-cash		(103,989)	(83,114)
Total
Balance, at the beginning of the period		4,630,388	4,482,857
Additions (Note 5)		375,844	249,643
Disposals		(3,029)
Returns for capital expenditures (Note 6)			(5,629)
Depreciation expense (Note 5)		(79,745)	(75,869)
Impairment loss on vessels (Note 5)	$ (22,454)	(22,454)
Balance, at the end of the period	$ 4,901,004	$ 4,901,004	$ 4,651,002